CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($) segment	Dec. 31, 2017 ARS ($)		Dec. 31, 2016 ARS ($)
Operating segments [Abstract]
Revenues	$ 34,062,670	$ 19,953,266	[1]	$ 14,645,510	[1],[2]
Cost of sales	(16,188,310)	(11,935,682)	[1]	(10,025,424)	[1],[2]
Administrative expenses	(961,813)	(733,874)	[1]	(880,767)	[1],[2]
Selling expenses	(1,764,701)	(807,296)	[1]	(695,858)	[1],[2]
Other operating expenses	(890,787)	(271,595)	[1]	(130,644)	[1],[2]
Operating profit	14,257,059	6,204,819	[1]	2,912,817	[1],[2]
Depreciation of property, plant and equipment	(2,223,083)	(2,020,216)		(2,095,418)
Identifiable assets	61,943,027	44,853,427	[1]
Identifiable liabilities	$ 30,997,722	19,573,838	[1]
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | segment	4
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	$ 15,462,061	7,456,052		4,162,220
Cost of sales	(5,164,278)	(4,178,865)		(3,259,674)
Administrative expenses	(835,134)	(597,122)		(784,885)
Selling expenses	(953,729)	(419,570)		(239,294)
Other operating expenses	(156,283)	(327,245)		(90,032)
Operating profit	8,951,051	2,178,411		(73,163)
Depreciation of property, plant and equipment	(1,880,377)	(1,695,112)		(1,884,543)
Identifiable assets	45,246,427	34,792,004
Identifiable liabilities	16,738,045	15,451,091
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	16,627,429	11,173,975		9,404,793
Cost of sales	(10,485,998)	(7,271,556)		(6,407,872)
Administrative expenses	(84,062)	(93,720)		(61,573)
Selling expenses	(640,173)	(265,336)		(353,913)
Other operating expenses	(726,732)	64,694		(37,417)
Operating profit	4,690,464	3,608,057		2,544,018
Depreciation of property, plant and equipment	(113,737)	(95,318)		(87,926)
Identifiable assets	9,040,987	6,846,690
Identifiable liabilities	1,496,225	2,176,705
Reportable Segments [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	1,810,109	1,199,170		956,948
Cost of sales	(1,054,245)	(655,830)		(433,877)
Administrative expenses	(35,980)	(36,475)		(27,850)
Selling expenses	(143,451)	(106,916)		(87,741)
Other operating expenses	(5,445)	(9,198)		(2,350)
Operating profit	570,988	390,751		405,130
Depreciation of property, plant and equipment	(228,969)	(229,786)		(122,949)
Identifiable assets	7,554,646	3,069,476
Identifiable liabilities	12,717,432	1,907,129
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	163,071	124,069		121,549
Cost of sales	(82,203)	(74,592)		(62,503)
Administrative expenses	(6,637)	(6,557)		(6,459)
Selling expenses	(27,348)	(15,474)		(14,910)
Other operating expenses	(2,327)	154		(845)
Operating profit	44,556	27,600		36,832
Depreciation of property, plant and equipment	0	0		0
Identifiable assets	100,967	145,257
Identifiable liabilities	46,020	38,913
Eliminations [Member]
Operating segments [Abstract]
Revenues	(598,414)	(245,161)		(138,502)
Cost of sales	598,414	245,161		138,502
Administrative expenses	0	0		0
Selling expenses	0	0		0
Other operating expenses	0	0		0
Operating profit	0	0		0
Depreciation of property, plant and equipment	0	0		0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	598,414	245,161		138,502
Eliminations [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	0	0		0
Eliminations [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	0	0		0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	$ 0	$ 0		$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.